UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09165
                                                     ---------

                            Kelmoore Strategic Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       2471 East Bayshore Road, Suite 501
                              Palo Alto, CA 94303
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Matthew Kelmon, President
                            Kelmoore Strategic Trust
                       2471 East Bayshore Road, Suite 501
                              Palo Alto, CA 94303
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-486-3717
                                                            ------------

                      Date of fiscal year end: February 28
                                               -----------

                    Date of reporting period: August 31, 2004
                                              ---------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.












                         The Kelmoore Strategy(R) Funds







                                   [PICTURE]







                               SEMI-ANNUAL REPORT

                            Kelmoore Strategy(R) Fund
                         Kelmoore Strategy(R) Eagle Fund
                        Kelmoore Strategy(R) Liberty Fund
               ------------------------------------------------
                                 AUGUST 31, 2004

THIS REPORT IS SUBMITTED FOR GENERAL INFORMATION OF THE SHAREHOLDERS OF THE KELMOORE STRATEGY(R) FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES DETAILS REGARDING THE FUNDS' OBJECTIVES, POLICIES, EXPENSES AND OTHER INFORMATION.


ALL PERFORMANCE QUOTED IN THIS REPORT IS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF INVESTMENT IN THE FUNDS WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE CURRENT TO THE MOST RECENT BUSINESS DAY-END IS AVAILABLE AT WWW.KELMOORE.COM.


The KELMOORE STRATEGY(R) FUNDS have been established for investors who seek income from their equity investment. The Funds are not suitable for investors who seek capital appreciation, predictable levels of income, or who are investing only for a short period of time.


The Funds' goal is to maximize realized gains by writing covered options against a U.S. stock portfolio. The premium income earned by the Funds for selling covered options is paid out to shareholders. Shareholders can then choose to receive the periodic cash flow or reinvest this money for long-term growth. The realized gains are not guaranteed and will only be paid when earned. There is no guarantee that the Funds will achieve their goal.


Covered option writing is not suitable for all investors. Covered options risk levels depend upon the quality of the underlying stock. The principal risks of investing in this covered option strategy include, but are not limited to, the risk of investing in equities that may lose value, the risk of limiting gains on equities in a rising market, the risk of unanticipated exercise of the option, lack of liquidity in the equity or options markets, decreases in options premiums, the relatively higher cost of options trades, the risk of forced liquidation of securities underlying written options causing increased expenses, loss of premium related to the purchase of a put option, and especially loss of all or part of an investment in the Funds.


The Funds are considered "non-diversified" under the Investment Company Act of 1940. An investment in the Funds could fluctuate in value more than an investment in a "diversified" fund.


The Kelmoore Strategy(R) Funds are distributed by Kelmoore Investment Company, Inc.

Kelmoore Strategic Trust
August 31, 2004






Dear Shareholder,



After rallying sharply during the prior year, the U.S. stock market was listless during the six months ended August 31, 2004. Stock prices generally declined during the period and volatility was low. Technology shares were particularly weak, as investors became disenchanted with the industry's profit outlook.


As you know, we employ a covered options strategy, generating income for investors by owning quality stocks and simultaneously selling covered call options against them. The market's current condition is particularly challenging for this strategy, since the market value of a call option is lower in a low volatility environment. Nevertheless, we were still able to generate strong dividends in all three Funds.


THE KELMOORE STRATEGY(R) FUND, which marked its five year anniversary in May, returned -6.76% for the six-month period ended August 31, 2004.* In comparison, the Standard & Poor's 100 Index returned -3.70%. The Kelmoore Strategy(R) Fund generated total dividends of $0.2550 per share.


THE KELMOORE STRATEGY(R) EAGLE FUND, which focuses on technology, returned -12.51% for the six-month period ended August 31, 2004.** In comparison, the NASDAQ Composite Index returned -9.22%. The Kelmoore Strategy(R) Eagle Fund produced total dividends of $0.22 per share.


THE KELMOORE STRATEGY(R) LIBERTY FUND, which buys puts to help mitigate downside movement, returned -2.25% for the six-month period ended August 31, 2004.*** In comparison, the Standard & Poor's 100 Index returned -3.70%. The Kelmoore Strategy(R) Liberty Fund paid total dividends of $0.3425 per share.


Selling call options generated income during the period, some of which was paid out in dividends while the balance was reinvested using dollar-cost averaging, an effective strategy which buys more shares when prices are low and fewer shares when prices are high, but does not guarantee a profit for the Fund. In the Kelmoore Strategy(R) Liberty Fund, buying puts -- with the right to sell shares of stock at a specified price -- produced favorable results as stock prices declined.

Shares of Intel, Cisco Systems, Goldman Sachs and Morgan Stanley and several others declined sharply in price during the period. However, we believe that these are short-term setbacks and we are very comfortable holding these stocks for the long term (see pages 6, 8 and 10 for percentages of the Funds' assets comprised by these stocks). Despite the current environment of low interest rates and low taxes, there is a great deal of money sitting on the sidelines as investors continue to view the economy as providing mixed signals. We believe that once the economy returns to a surer footing, the companies that we own will be in the forefront of that expansion.


Sincerely,

/s/ Matthew Kelmon

Matthew Kelmon
President and Portfolio Manager




------------------
  *Class A shares without a deduction for a sales charge.; Class A shares returned -11.95% with a deduction for the maximum sales charge of 5.50%. Class C shares returned -7.08%.

 **Class A shares without a deduction for a sales charge.; Class A shares returned -17.47% with a deduction for the maximum sales charge of 5.50%. Class C shares returned -13.12%.

***Class A shares without a deduction for a sales charge.; Class A shares returned -7.63% with a deduction for the maximum sales charge of 5.50%. Class C shares returned -2.64%.

                       This page left intentionally blank

KELMOORE STRATEGIC TRUST                                FOR THE SIX MONTHS ENDED
DISCLOSURE OF FUND EXPENSES                          AUGUST 31, 2004 (UNAUDITED)


We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the portfolio. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.


This table illustrates your fund's costs in two ways:


ACTUAL FUND RETURN: This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, the third column shows the period's annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.


To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period."


HYPOTHETICAL 5% RETURN: This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.


Please note that the expenses shown in the table are meant to highlight your ONGOING costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

KELMOORE STRATEGIC TRUST                                FOR THE SIX MONTHS ENDED
DISCLOSURE OF FUND EXPENSES - (CONTINUED)            AUGUST 31, 2004 (UNAUDITED)


                                       BEGINNING           ENDING                     EXPENSES
                                     ACCOUNT VALUE     ACCOUNT VALUE     EXPENSE     PAID DURING
                                        03/01/04          08/31/04       RATIO(1)      PERIOD(2)
                                    ---------------   ---------------   ---------   ------------
KELMOORE STRATEGY(R) FUND
---------------------------------
ACTUAL FUND RETURN
Class C .........................     $ 1,000.00        $   929.00         2.64%      $ 12.84
Class A .........................     $ 1,000.00        $   932.00         1.89%      $  9.20
HYPOTHETICAL 5% RETURN
Class C .........................     $ 1,000.00        $ 1,012.00         2.64%      $ 13.39
Class A .........................     $ 1,000.00        $ 1,016.00         1.89%      $  9.60
KELMOORE STRATEGY(R) EAGLE FUND
----------------------------------
ACTUAL FUND RETURN
Class C .........................     $ 1,000.00        $   868.80         2.67%      $ 12.58
Class A .........................     $ 1,000.00        $   874.90         1.97%      $  9.31
HYPOTHETICAL 5% RETURN
Class C .........................     $ 1,000.00        $ 1,011.75         2.67%      $ 13.54
Class A .........................     $ 1,000.00        $ 1,015.27         1.97%      $ 10.01
KELMOORE STRATEGY(R) LIBERTY FUND
----------------------------------
ACTUAL FUND RETURN
Class C .........................     $ 1,000.00        $   973.60         3.00%      $ 14.92
Class A .........................     $ 1,000.00        $   977.50         2.25%      $ 11.21
HYPOTHETICAL 5% RETURN
Class C .........................     $ 1,000.00        $ 1,010.08         3.00%      $ 15.20
Class A .........................     $ 1,000.00        $ 1,013.86         2.25%      $ 11.42

------------------
(1) Annualized, based on the Portfolio's most recent fiscal half-year expenses.
(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average acount value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

KELMOORE STRATEGY(R) FUND                                        AUGUST 31, 2004
PORTFOLIO OF INVESTMENTS                                             (UNAUDITED)


                                                              Value
   Shares                                                    (Note 1)
--------------                                              -----------
COMMON STOCKS - 97.5%
                 CONSUMER GOODS - 25.9%
  200,000        Amgen, Inc.+ ...........................   $11,858,000
  200,000        Best Buy Co., Inc. .....................     9,304,000
  335,000        Bristol-Myers Squibb Co. ...............     7,949,550
  100,000        Eli Lilly & Co. ........................     6,345,000
   24,011        Medco Health Solutions, Inc.+ ..........       749,864
  250,000        Merck & Co., Inc. ......................    11,242,500
  200,000        Pfizer, Inc. ...........................     6,534,000
  100,000        Wal-Mart Stores, Inc. ..................     5,267,000
                                                            -----------
                                                             59,249,914
                                                            -----------
                 FINANCIAL SERVICES - 29.4%
    4,600        Bank of America Corp. ..................       206,908
  200,000        Citigroup, Inc. ........................     9,316,000
  200,000        Goldman Sachs Group, Inc. ..............    17,930,000
  300,000        JPMorgan Chase & Co. ...................    11,874,000
  150,000        Merrill Lynch & Co., Inc. . ............     7,660,500
  250,000        Morgan Stanley .........................    12,682,500
  200,000        Washington Mutual, Inc. ................     7,766,000
                                                            -----------
                                                             67,435,908
                                                            -----------

                                                              Value
   Shares                                                    (Note 1)
--------------                                              -----------
                 MANUFACTURING - 8.4%
  400,000        General Electric Co. ...................   $13,116,000
  150,000        General Motors Corp. ...................     6,196,500
                                                            -----------
                                                             19,312,500
                                                            -----------
                 TECHNOLOGY - 33.8%
  100,000        Analog Devices, Inc. ...................     3,472,000
  450,000        Applied Materials, Inc.+ ...............     7,150,500
  500,000        Cisco Systems, Inc.+ ...................     9,380,000
  137,500        Dell, Inc.+ ............................     4,790,500
  400,000        Hewlett-Packard Co. ....................     7,156,000
  452,400        Intel Corp. ............................     9,631,596
  100,000        International Business Machines Corp.        8,469,000
1,000,000        Microsoft Corp. ........................    27,300,000
                                                            -----------
                                                             77,349,596
                                                            -----------
                 TOTAL COMMON STOCKS
                 (Cost $242,710,710) ....................   223,347,918
                                                            -----------



                       See Notes to Financial Statements.

KELMOORE STRATEGY(R) FUND                                        AUGUST 31, 2004
PORTFOLIO OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)


Number of
Contract Shares                        Expiration    Strike         Value
Subject to Call                           Date        Price        (Note 1)
-------------------------------------- ----------     -----        --------
CALL OPTIONS WRITTEN - (1.6)%++
           CONSUMER GOODS -- (0.3)%
 200,000   Amgen, Inc. ...............  09/18/04     $ 60.0        $ (125,000)
 200,000   Best Buy Co., Inc. ........  09/18/04       47.5          (200,000)
 100,000   Eli Lilly & Co. ...........  09/18/04       65.0          (145,000)
 250,000   Merck & Co., Inc. .........  09/18/04       45.0          (100,000)
 200,000   Pfizer, Inc. ..............  09/18/04       32.5          (110,000)
 100,000   Wal-Mart Stores, Inc.        10/16/04       55.0           (45,000)
                                                                   ----------
                                                                     (725,000)
                                                                   ----------
           FINANCIAL SERVICES - (0.9)%
 200,000   Citigroup, Inc. ...........  09/18/04       45.0          (350,000)
 200,000   Goldman Sachs
           Group, Inc. ...............  09/18/04       90.0          (280,000)
 300,000   JPMorgan Chase
           & Co. .....................  09/18/04       37.5          (585,000)
 150,000   Merrill Lynch &
           Co., Inc. .................  09/18/04       50.0          (225,000)
 250,000   Morgan Stanley ............  09/18/04       50.0          (350,000)
 200,000   Washington
           Mutual, Inc. ..............  10/16/04       40.0          (140,000)
                                                                   ----------
                                                                   (1,930,000)
                                                                   ----------
           MANUFACTURING - (0.1)%
 400,000   General Electric Co. ......  09/18/04       32.5          (220,000)
 150,000   General Motors Corp.         12/18/04       45.0          (105,000)
                                                                   ----------
                                                                     (325,000)
                                                                   ----------



Number of
Contract Shares                        Expiration    Strike         Value
Subject to Call                           Date        Price        (Note 1)
-------------------------------------- ----------     -----        --------
          TECHNOLOGY - (0.3)%
100,000   Analog Devices, Inc. .....    09/18/04     $ 35.0      $    (75,000)
450,000   Applied Materials, Inc. ..    09/18/04       16.0          (157,500)
137,500   Dell, Inc. ...............    09/18/04       35.0           (55,000)
400,000   Hewlett-Packard Co.           09/18/04       17.5          (200,000)
450,000   Intel Corp. ..............    09/18/04       22.5          (112,500)
100,000   International
          Business Machines
          Corp. ....................    09/18/04       85.0           (95,000)
                                                                 ------------
                                                                     (695,000)
                                                                 ------------
          TOTAL CALL OPTIONS WRITTEN
          (Premiums received $3,924,796) ...................       (3,675,000)
                                                                 ------------
CASH AND OTHER ASSETS,
LESS LIABILITIES - 4.1% ....................................-       9,437,195
                                                                 ------------
NET ASSETS - 100.0% ........................................-    $229,110,113
                                                                 ============

---------------------------------------
+  Non-income producing security.
++ All of the written call options have common stocks pledged as collateral.


PORTFOLIO SECTOR WEIGHTING
(AS A PERCENT OF MARKET VALUE)
--------------------------------
1. Technology ..................       34.9%
2. Financial Services ..........       29.8%
3. Consumer Goods ..............       26.6%
4. Manufacturing ...............        8.7%
                                      -----
                                      100.0%


                       See Notes to Financial Statements.

                                        7



KELMOORE STRATEGY(R) EAGLE FUND                                  AUGUST 31, 2004
PORTFOLIO OF INVESTMENTS                                             (UNAUDITED)


                                                             Value
 Shares                                                     (Note 1)
--------                                                  ------------
COMMON STOCKS - 97.4%
                   CONSUMER GOODS - 11.2%
  200,000          Amgen, Inc.+ ........................   $11,858,000
  200,000          Best Buy Co., Inc. ..................     9,304,000
   50,000          IAC/InterActiveCorp.+ ...............     1,140,500
                                                           -----------
                                                            22,302,500
                                                           -----------
                   FINANCIAL SERVICES - 16.3%
  150,000          Goldman Sachs Group, Inc. ...........    13,447,500
  200,000          Merrill Lynch & Co., Inc. ...........    10,214,000
  175,000          Morgan Stanley ......................     8,877,750
                                                           -----------
                                                            32,539,250
                                                           -----------
                   MANUFACTURING - 3.8%
   80,000          Applera Corp. - Applied
                   Biosystems Group ....................     1,523,200
  250,000          MedImmune, Inc.+ ....................     5,967,500
                                                           -----------
                                                             7,490,700
                                                           -----------
                   TECHNOLOGY - 57.1%
  100,000          Analog Devices, Inc. ................     3,472,000
  550,000          Applied Materials, Inc.+ ............     8,739,500
  450,000          Cisco Systems, Inc.+ ................     8,442,000
  250,000          Dell, Inc.+ .........................     8,710,000
  500,000          Hewlett-Packard Co. .................     8,945,000
  450,000          Intel Corp. .........................     9,580,500
  150,000          International Business Machines Corp.    12,703,500
  100,000          Juniper Networks, Inc.+ .............     2,289,000
  200,000          Linear Technology Corp. .............     7,154,000
  400,000          Microsoft Corp. .....................    10,920,000
  149,900          NVIDIA Corp.+ .......................     1,867,754
1,000,000          Oracle Corp.+ .......................     9,970,000
  950,000          Sun Microsystems, Inc.+ .............     3,648,000
  400,000          Texas Instruments, Inc. .............     7,816,000
1,000,000          TIBCO Software, Inc.+ ...............     6,320,000
  200,000          VERITAS Software Corp.+ .............     3,344,000
                                                           -----------
                                                           113,921,254
                                                           -----------


                                                             Value
 Shares                                                     (Note 1)
--------                                                  ------------
                   TELECOMMUNICATIONS - 9.0%
  100,000          Broadcom Corp., Class A+ ............   $ 2,714,000
  500,000          Nextel Communications, Inc., Class A+    11,595,000
  300,000          Nokia Oyj, ADR ......................     3,564,000
                                                           -----------
                                                            17,873,000
                                                           -----------
                   TOTAL COMMON STOCKS
                   (Cost $231,278,622) .................   194,126,704
                                                           -----------



                       See Notes to Financial Statements.

                                        8



KELMOORE STRATEGY(R) EAGLE FUND                                  AUGUST 31, 2004
PORTFOLIO OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)


Number of
Contract Shares                        Expiration    Strike         Value
Subject to Call                           Date        Price        (Note 1)
-------------------------------------- ----------     -----        --------
CALL OPTIONS WRITTEN - (1.2)% ++
           CONSUMER GOODS - (0.2)%
 200,000   Amgen, Inc. ...............  09/18/04     $ 60.0      $   (125,000)
 200,000   Best Buy Co., Inc. ........  09/18/04       47.5          (200,000)
                                                                 ------------
                                                                     (325,000)
                                                                 ------------
           FINANCIAL SERVICES - (0.4)%
 150,000   Goldman Sachs
           Group, Inc. ...............  09/18/04       90.0          (210,000)
 200,000   Merrill Lynch &
           Co., Inc. .................  09/18/04       50.0          (300,000)
 175,000   Morgan Stanley ............  09/18/04       50.0          (245,000)
                                                                 ------------
                                                                     (755,000)
                                                                 ------------
           TECHNOLOGY - (0.6)%
 100,000   Analog Devices, Inc. ......  09/18/04       35.0           (75,000)
 500,000   Applied Materials,
           Inc. ......................  09/18/04       16.0          (175,000)
 250,000   Dell, Inc. ................  09/18/04       35.0          (100,000)
 500,000   Hewlett-Packard Co.          09/18/04       17.5          (250,000)
 450,000   Intel Corp. ...............  09/18/04       22.5          (112,500)
 150,000   International
           Business
           Machines Corp. ............  09/18/04       85.0          (142,500)
 100,000   Juniper
           Networks, Inc. ............  09/18/04       22.5           (85,000)
 200,000   Linear Technology
           Corp. .....................  09/18/04       37.5           (70,000)
 149,900   NVIDIA Corp. ..............  09/18/04       12.5           (67,455)
 400,000   Texas Instruments,
           Inc. ......................  09/18/04       20.0          (180,000)
 200,000   VERITAS Software
           Corp. .....................  09/18/04       17.5           (50,000)
                                                                 ------------
                                                                   (1,307,455)
                                                                 ------------
           TOTAL CALL OPTIONS WRITTEN
           (Premiums received $2,804,672) ......................   (2,387,455)
                                                                 ------------




Number of
Contract Shares                        Expiration    Strike         Value
Subject to Put                            Date        Price        (Note 1)
-------------------------------------- ----------     -----        --------
PUT OPTIONS WRITTEN - (0.1)%
           TECHNOLOGY - (0.1)%
150,000    Cisco Systems, Inc. .......  09/18/04     $ 20.0      $   (202,500)
                                                                 ------------
           TOTAL PUT OPTIONS WRITTEN
           (Premiums received $186,550) ..................           (202,500)
                                                                 ------------
           TOTAL WRITTEN OPTIONS
           (Premiums received $2,991,222) ................         (2,589,955)
                                                                 ------------
CASH AND OTHER ASSETS,
LESS LIABILITIES - 3.9% ..................................          7,855,148
                                                                 ------------
NET ASSETS - 100.0% ......................................       $199,391,897
                                                                 ============

---------------------------------------
+   Non-income producing security.
++  All of the written call options have common stocks pledged as collateral.
ADR - American Depository Receipt


PORTFOLIO SECTOR WEIGHTING
(AS A PERCENT OF MARKET VALUE)
--------------------------------
1. Technology ..................       58.7%
2. Financial Services ..........       16.6%
3. Consumer Goods ..............       11.5%
4. Telecommunications ..........        9.3%
5. Manufacturing ...............        3.9%
                                      -----
                                      100.0%


                       See Notes to Financial Statements.

                                        9



KELMOORE STRATEGY(R) LIBERTY FUND
PORTFOLIO OF INVESTMENTS
                                                                 AUGUST 31, 2004
                                                                     (UNAUDITED)


                                                             Value
 Shares                                                     (Note 1)
--------                                                  ------------
COMMON STOCKS - 100.4%
            CONSUMER GOODS - 39.2%
 50,000     Abbott Laboratories .........................   $2,084,500
 45,000     Altria Group, Inc. ..........................    2,202,750
 23,000     Amgen, Inc.+ ................................    1,363,670
 25,000     Anheuser-Busch Companies, Inc. ..............    1,320,000
 20,000     The Coca-Cola Co. ...........................      894,200
 51,700     Dell, Inc.+ .................................    1,801,228
 20,000     Eli Lilly & Co. .............................    1,269,000
 85,000     Home Depot, Inc. ............................    3,107,600
  3,000     Hospira, Inc.+ ..............................       83,100
  3,171     Medco Health Solutions, Inc.+ ...............       99,030
 51,300     Merck & Co., Inc. ...........................    2,306,961
 70,000     Pfizer, Inc. ................................    2,286,900
 25,000     Procter & Gamble Co. ........................    1,399,250
100,000     Time Warner, Inc.+ ..........................    1,635,000
 20,000     Wal-Mart Stores, Inc. .......................    1,053,400
 15,000     Walgreen Co. ................................      546,750
 50,000     Walt Disney Co. .............................    1,122,500
                                                            ----------
                                                            24,575,839
                                                            ----------
            FINANCIAL SERVICES - 20.8%
 40,000     American Express Co. ........................    2,000,800
 15,000     American International Group, Inc. ..........    1,068,600
 40,000     Bank of America Corp. .......................    1,799,200
 35,000     Citigroup, Inc. .............................    1,630,300
 25,000     JPMorgan Chase & Co. ........................      989,500
 30,000     Merrill Lynch & Co., Inc. ...................    1,532,100
 40,000     Morgan Stanley ..............................    2,029,200
    700     Wachovia Corp. ..............................       32,837
 20,000     Washington Mutual, Inc. .....................      776,600
 20,000     Wells Fargo & Co. ...........................    1,175,000
                                                            ----------
                                                            13,034,137
                                                            ----------


                                                             Value
 Shares                                                     (Note 1)
--------                                                  ------------
            MANUFACTURING - 16.5%
 50,000     General Electric Co. ........................   $1,639,500
 60,000     General Motors Corp. ........................    2,478,600
 50,000     Tyco International Ltd. .....................    1,566,000
 60,000     Wyeth .......................................    2,194,200
 30,000     3M Co. ......................................    2,470,800
                                                            ----------
                                                            10,349,100
                                                            ----------
            RESOURCES - 3.8%
 15,000     ChevronTexaco Corp. .........................    1,462,500
 20,000     Exxon Mobil Corp. ...........................      922,000
                                                            ----------
                                                             2,384,500
                                                            ----------
            TECHNOLOGY - 20.1%
100,000     Cisco Systems, Inc.+ ........................    1,876,000
 30,000     International Business Machines Corp.            2,540,700
 90,000     Intel Corp. .................................    1,916,100
120,000     Microsoft Corp. .............................    3,276,000
100,000     Oracle Corp.+ ...............................      997,000
 30,000     SBC Communications, Inc. ....................      773,700
  1,100     Texas Instruments, Inc. .....................       21,494
 30,000     Verizon Communications, Inc. ................    1,177,500
                                                            ----------
                                                            12,578,494
                                                            ----------
            TOTAL COMMON STOCKS
            (Cost $66,181,111) ..........................   62,922,070
                                                            ----------



                       See Notes to Financial Statements.

KELMOORE STRATEGY(R) LIBERTY FUND                                AUGUST 31, 2004
PORTFOLIO OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)


Number of
Contract Shares                        Expiration    Strike         Value
Subject to Call                           Date        Price        (Note 1)
-------------------------------------- ----------     -----        --------
CALL OPTIONS WRITTEN - (1.0)%++
          CONSUMER GOODS - (0.2)%
  45,000  Altria Group, Inc. ........   10/16/04     $ 50.0     $   (27,000)
  20,000  Coca-Cola Co. .............   09/18/04       45.0          (7,000)
  85,000  Home Depot, Inc. ..........   10/16/04       37.5         (51,000)
  25,000  Procter &
          Gamble Co. ................   09/18/04       55.0         (26,250)
  20,000  Wal-Mart Stores, Inc.         09/18/04       55.0          (3,000)
                                                                -----------
                                                                   (114,250)
                                                                -----------
          FINANCIAL SERVICES - (0.6)%
  40,000  American
          Express Co. ...............   09/18/04       50.0         (22,000)
  15,000  American
          International
          Group, Inc. ...............   09/18/04       70.0         (27,000)
  40,000  Bank of
          America Corp. .............   09/18/04       42.5         (96,000)
  35,000  Citigroup, Inc. ...........   09/18/04       45.0         (61,250)
  25,000  JPMorgan Chase
          & Co. .....................   09/18/04       37.5         (48,750)
  30,000  Merrill Lynch &
          Co., Inc. .................   09/18/04       50.0         (45,000)
  40,000  Morgan Stanley ............   09/18/04       50.0         (56,000)
  20,000  Wells Fargo & Co. .........   10/16/04       60.0         (11,000)
                                                                -----------
                                                                   (367,000)
                                                                -----------


Number of
Contract Shares                        Expiration    Strike         Value
Subject to Call                           Date        Price        (Note 1)
-------------------------------------- ----------     -----        --------
          MANUFACTURING - (0.1)%
  50,000  General Electric Co. ......   09/18/04     $ 32.5     $   (27,500)
                                                                -----------
          RESOURCES - (0.1)%
  15,000  ChevronTexaco Corp.           09/18/04       95.0         (42,750)
  20,000  Exxon Mobil Corp. .........   09/18/04       45.0         (24,000)
                                                                -----------
                                                                    (66,750)
                                                                -----------
          TECHNOLOGY - (0.0)%#
  30,000  SBC Communications, Inc. ..   09/18/04       25.0         (24,000)
                                                                -----------
          TOTAL CALL OPTIONS WRITTEN
          (Premiums received $561,126) ....................        (599,500)
                                                                -----------
CASH AND OTHER ASSETS,
LESS LIABILITIES - 0.6% ...................................         385,853
                                                                -----------
NET ASSETS - 100.0% .......................................     $62,708,423
                                                                ===========

---------------------------------------
+  Non-income producing security.
++ All of the written call options have common stocks pledged as collateral. # Amount represents less than 0.01% of total net assets.


PORTFOLIO SECTOR WEIGHTING
(AS A PERCENT OF MARKET VALUE)
--------------------------------
1. Consumer Goods ..............       39.3%
2. Financial Services ..........       20.3%
3. Technology ..................       20.1%
4. Manufacturing ...............       16.6%
5. Resources ...................        3.7%
                                      -----
                                      100.0%


                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST                                         AUGUST 31, 2004
STATEMENTS OF ASSETS AND LIABILITIES                                 (UNAUDITED)


                                                                            Kelmoore      Kelmoore Strategy(R)  Kelmoore Strategy(R)
                                                                        Strategy(R) Fund       Eagle Fund           Liberty Fund
                                                                        ----------------  --------------------  --------------------
ASSETS:
 Investments at market value (Cost $242,710,710, $231,278,622
  and $66,181,111, respectively) (Note 1) ............................  $   223,347,918      $  194,126,704        $  62,922,070
 Cash (Note 1) .......................................................        6,251,815             785,575                   --
 Segregated cash for open put option contracts (Note 1) ..............               --           3,150,000                   --
 Receivables:
   Premiums for options written ......................................        3,924,796           2,804,672              374,933
   Capital stock sold ................................................          850,099           2,058,631              459,827
   Dividends and interest ............................................          283,375              91,585              128,695
 Prepaid assets ......................................................           40,900              52,113               10,992
                                                                        ---------------      --------------        -------------
    TOTAL ASSETS .....................................................      234,698,903         203,069,280           63,896,517
                                                                        ---------------      --------------        -------------
LIABILITIES:
 Payables:
   Due to custodian ..................................................               --                  --               78,957
   Capital stock redeemed ............................................        1,444,698             684,585              376,418
   Advisory fees .....................................................          193,483             164,367               63,956
   Distribution fees (Class C) .......................................           93,266              67,342               22,763
   Distribution fees (Class A) .......................................           25,054              24,256                7,341
   Other accrued expenses ............................................          157,289             146,878               39,159
 Option contracts written (Proceeds $3,924,796, $2,991,222 and
  $561,126, respectively) (Note 1) ...................................        3,675,000           2,589,955              599,500
                                                                        ---------------      --------------        -------------
    TOTAL LIABILITIES ................................................        5,588,790           3,677,383            1,188,094
                                                                        ---------------      --------------        -------------
NET ASSETS ...........................................................  $   229,110,113      $  199,391,897        $  62,708,423
                                                                        ===============      ==============        =============
CLASS C SHARES:
 Applicable to 32,795,277, 60,082,203 and 4,872,825 shares,
  respectively; unlimited number of shares of beneficial interest
  authorized with $0.001 par value . .................................  $   110,519,518      $   80,201,361        $  26,932,881
                                                                        ===============      ==============        =============
 Net asset value, offering and redemption price per Class C share       $          3.37      $         1.33        $        5.53
                                                                        ===============      ==============        =============
CLASS A SHARES:
 Applicable to 33,398,500, 85,378,615 and 6,276,773 shares,
  respectively; unlimited number of shares of beneficial interest
  authorized with $0.001 par value . .................................  $   118,590,595      $  119,190,536        $  35,775,542
                                                                        ===============      ==============        =============
 Net asset value and redemption price per Class A share ..............  $          3.55      $         1.40        $        5.70
                                                                        ===============      ==============        =============
 Offering price per Class A share (Net asset value - 0.945)* .........  $          3.76      $         1.48        $        6.03
                                                                        ===============      ==============        =============
NET ASSETS CONSIST OF:
 Paid-in capital .....................................................  $   416,053,612      $  260,397,287        $  69,740,655
 Undistributed net investment loss ...................................         (798,028)         (1,629,138)            (288,489)
 Accumulated net realized loss on securities and options .............     (167,032,475)        (22,625,601)          (3,446,328)
 Net unrealized depreciation on securities and options ...............      (19,112,996)        (36,750,651)          (3,297,415)
                                                                        ---------------      --------------        -------------
  NET ASSETS .........................................................  $   229,110,113      $  199,391,897        $  62,708,423
                                                                        ===============      ==============        =============

------------------
*Offering price includes sales charge of 5.50%.


                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST                                FOR THE SIX MONTHS ENDED
STATEMENTS OF OPERATIONS                             AUGUST 31, 2004 (UNAUDITED)


                                                                 Kelmoore       Kelmoore Strategy(R)   Kelmoore Strategy(R)
                                                             Strategy(R) Fund        Eagle Fund            Liberty Fund
                                                             ----------------   --------------------   --------------------
INVESTMENT INCOME:
 Dividends ................................................   $   1,814,009        $     408,881           $    432,818
 Interest (Note 1) ........................................          21,502               35,505                 13,185
                                                              -------------        -------------           ------------
  Total Income ............................................       1,835,511              444,386                446,003
                                                              -------------        -------------           ------------
EXPENSES:
 Investment advisory fees (Note 3) ........................       1,165,184              924,423                285,058
 Distribution fees Class C (Note 3) .......................         568,548              401,297                124,148
 Distribution fees Class A (Note 3) .......................         149,159              130,781                 40,227
 Accounting fees ..........................................          39,570               36,058                 28,100
 Administration fees ......................................          96,067               84,029                 41,109
 Custodian fees ...........................................          26,300               25,760                 11,547
 Insurance fees . .........................................          28,981               14,528                  5,106
 Printing fees . ..........................................          40,664               27,325                  6,256
 Professional fees ........................................         122,798              107,064                 39,376
 Registration fees ........................................          29,518               32,324                 17,633
 Transfer agent fees ......................................         355,970              253,300                 80,145
 Trustees' fees ...........................................           8,530                5,772                  1,840
                                                              -------------        -------------           ------------
  Total Expenses . ........................................       2,631,289            2,042,661                680,545
  Recoupment of Fee Waivers and Expense Reimbursements
   (Note 3) ...............................................              --               30,813                 53,947
                                                              -------------        -------------           ------------
  Net Expenses ............................................       2,631,289            2,073,474                734,492
                                                              -------------        -------------           ------------
 Net investment loss ......................................        (795,778)          (1,629,088)              (288,489)
                                                              -------------        -------------           ------------
REALIZED AND UNREALIZED GAIN/(LOSS)
 ON INVESTMENTS:
 Net realized gain/(loss) from:
  Security transactions ...................................       7,088,838            2,663,537              1,291,317
  Options .................................................       1,420,136            7,436,678              1,132,545
 Net change in unrealized appreciation/(depreciation) on:
  Security transactions ...................................     (25,900,365)         (34,316,109)            (3,862,929)
  Options .................................................       1,534,467              426,645                383,855
                                                              -------------        -------------           ------------
   Net realized and unrealized loss on investments ........     (15,856,924)         (23,789,249)            (1,055,212)
                                                              -------------        -------------           ------------
 Net decrease in net assets resulting from operations .....   $ (16,652,702)       $ (25,418,337)          $ (1,343,701)
                                                              =============        =============           ============



                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
STATEMENTS OF CHANGES IN NET ASSETS


                                                             Kelmoore Strategy(R) Fund          Kelmoore Strategy(R) Eagle Fund
                                                       -------------------------------------- ------------------------------------
                                                        Six Months Ended                      Six Months Ended
                                                         August 31, 2004       Year Ended      August 31, 2004     Year Ended
                                                           (Unaudited)     February 29, 2004    (Unaudited)     February 29, 2004
                                                        ----------------   -----------------  ----------------  -----------------
OPERATIONS:
 Net investment loss .................................   $    (795,778)      $  (1,650,196)     $  (1,629,088)    $  (2,036,511)
 Net realized gain on securities and options .........       8,508,974          33,828,678         10,100,215        25,059,219
 Net change in unrealized appreciation/
  (depreciation) on securities and options ...........     (24,365,898)         12,473,449        (33,889,464)        6,776,444
                                                         -------------       -------------      -------------     -------------
 Net increase/(decrease) in net assets resulting
  from operations ....................................     (16,652,702)         44,651,931        (25,418,337)       29,799,152
                                                         -------------       -------------      -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
 Realized capital gains:
  Class C ............................................      (7,915,844)        (11,166,026)       (11,101,075)       (8,602,495)
  Class A ............................................      (7,873,998)        (10,147,043)       (13,931,586)       (9,131,584)
                                                         -------------       -------------      -------------     -------------
 Total distributions to shareholders. ................     (15,789,842)        (21,313,069)       (25,032,661)      (17,734,079)
                                                         -------------       -------------      -------------     -------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold:
  Class C ............................................      24,112,761          38,451,335         29,142,782        46,321,032
  Class A ............................................      37,057,610          64,971,475         66,875,914        71,456,366
 Reinvestment of distributions:
  Class C ............................................       5,142,488           7,587,955          7,372,952         5,887,571
  Class A ............................................       4,140,852           5,842,240          7,225,759         5,447,685
 Cost of shares redeemed:
  Class C ............................................     (17,034,208)        (28,322,735)        (9,329,480)      (11,033,265)
  Class A ............................................     (23,261,382)        (33,976,370)       (18,257,637)      (15,980,711)
                                                         -------------       -------------      -------------     -------------
 Increase in net assets derived from capital share
  transactions (a) ...................................      30,158,121          54,553,900         83,030,290       102,098,678
                                                         -------------       -------------      -------------     -------------
   TOTAL INCREASE/(DECREASE) IN
    NET ASSETS .......................................      (2,284,423)         77,892,762         32,579,292       114,163,751
                                                         -------------       -------------      -------------     -------------
NET ASSETS:
 Beginning of period .................................     231,394,536         153,501,774        166,812,605        52,648,854
                                                         -------------       -------------      -------------     -------------
 End of period .......................................   $ 229,110,113       $ 231,394,536      $ 199,391,897     $ 166,812,605
                                                         =============       =============      =============     =============
 (a) Transactions in capital stock were: .............
  Shares sold:
   Class C ...........................................       6,674,730          10,159,498         18,829,588        27,049,808
   Class A ...........................................       9,835,392          16,582,188         42,564,555        40,558,079
  Shares issued through reinvestment of distributions:
   Class C ...........................................       1,419,579           2,033,578          4,757,302         3,512,774
   Class A ...........................................       1,089,582           1,502,874          4,514,894         3,150,450
  Shares redeemed:
   Class C ...........................................      (4,744,908)         (7,570,786)        (6,172,930)       (6,604,463)
   Class A ...........................................      (6,232,302)         (8,642,438)       (11,870,857)       (9,141,910)
                                                         -------------       -------------      -------------     -------------
 Increase in shares outstanding ......................       8,042,073          14,064,914         52,622,552        58,524,738
                                                         =============       =============      =============     =============



                       See Notes to Financial Statements.

[WIDE TABLE CONTINUED FROM ABOVE]



                                                           Kelmoore Strategy(R) Liberty Fund
                                                          -------------------------------------
                                                          Six Months Ended
                                                           August 31, 2004       Year Ended
                                                             (Unaudited)      February 29, 2004
                                                          ----------------    -----------------
OPERATIONS:                                                  $   (288,489)        $   (406,372)
 Net investment loss .................................          2,423,862            4,302,834
 Net realized gain on securities and options .........
 Net change in unrealized appreciation/                        (3,479,074)           2,817,368
  (depreciation) on securities and options ...........       ------------         ------------

 Net increase/(decrease) in net assets resulting               (1,343,701)           6,713,830
  from operations ....................................       ------------         ------------

DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
 Realized capital gains:                                       (1,463,602)          (1,374,528)
  Class C ............................................         (1,850,708)          (1,663,173)
  Class A ............................................       ------------         ------------
                                                               (3,314,310)          (3,037,701)
 Total distributions to shareholders. ................       ------------         ------------

CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold:                                    10,926,831           13,492,406
  Class C ............................................         13,644,847           18,622,804
  Class A ............................................
 Reinvestment of distributions:                                   719,073              857,964
  Class C ............................................            899,097              905,746
  Class A ............................................
 Cost of shares redeemed:                                      (4,428,561)          (5,655,506)
  Class C ............................................         (5,703,319)          (4,646,079)
  Class A ............................................       ------------         ------------

 Increase in net assets derived from capital share             16,057,968           23,577,335
  transactions (a) ...................................       ------------         ------------

   TOTAL INCREASE/(DECREASE) IN                                11,399,957           27,253,464
    NET ASSETS .......................................       ------------         ------------

NET ASSETS:                                                    51,308,466           24,055,002
 Beginning of period .................................       ------------         ------------
                                                             $ 62,708,423         $ 51,308,466
 End of period .......................................       ============         ============

 (a) Transactions in capital stock were: .............
  Shares sold:                                                  1,906,588            2,262,067
   Class C ...........................................          2,325,574            3,059,630
   Class A ...........................................
  Shares issued through reinvestment of distributions:
   Class C ...........................................            126,206              146,321
   Class A ...........................................            153,536              151,239
  Shares redeemed:
   Class C ...........................................           (779,551)            (957,471)
   Class A ...........................................           (969,124)            (770,873)
                                                             ------------         ------------
 Increase in shares outstanding ......................          2,763,229            3,890,913
                                                             ============         ============

                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS                                             AUGUST 31, 2004

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.


                                                         Kelmoore Strategy(R) Fund
                                                     ----------------------------------
                                                              Six Months Ended
                                                               August 31, 2004
                                                                 (Unaudited)
                                                     ----------------------------------
                                                         Class C           Class A
                                                     --------------- ------------------
Net asset value, beginning of period ...............    $   3.89          $   4.07
                                                        ----------      -----------
 Income/(loss) from investment operations:
 Net investment loss ...............................       (0.02)            (0.01)
 Net realized and unrealized
  gain/(loss) on investments .......................       (0.24)            (0.25)
                                                        ----------      -----------
   Total from investment operations ................       (0.26)            (0.26)
                                                        ----------      -----------
 Less distributions from:
 Realized capital gains ............................       (0.26)            (0.26)
 Tax return of capital .............................          --                --
                                                        ----------      -----------
Net asset value, end of period .....................    $   3.37          $   3.55
                                                        ==========      ===========
Total return .......................................       (7.08)%(2)        (6.76)%(2),+
Ratios/Supplemental Data
 Net assets, end of period (in 000s) ...............    $110,520        $  118,591
 Ratio of expenses to average net assets:
   Before fee waivers and expense reimbursements ...        2.64%(1)          1.89%(1)
   After fee waivers and expense reimbursements ....        2.64%(1)          1.89%(1)
 Ratio of net investment loss to average net assets:
   Before fee waivers and expense reimbursements ...       (3.14)%(1)        (1.07)%(1)
   After fee waivers and expense reimbursements ....       (3.14)%(1)        (1.07)%(1)
 Portfolio turnover rate ...........................       43.87%(2)         43.87%(2)


                                                                     Kelmoore Strategy(R) Fund
                                                     ---------------------------------------------------------
                                                             Year Ended                   Year Ended
                                                          February 29, 2004            February 28, 2003
                                                     --------------------------- -----------------------------
                                                        Class C       Class A       Class C        Class A
                                                     ------------- ------------- ------------- ---------------
Net asset value, beginning of period ...............    $  3.43       $  3.55      $    4.83     $     4.94
                                                        -------       -------      ---------     ----------
 Income/(loss) from investment operations:
 Net investment loss ...............................      (0.04)        (0.02)         (0.07)         (0.04)
 Net realized and unrealized
  gain/(loss) on investments .......................       0.92          0.96          (0.98)         (1.00)
                                                        -------       -------      ---------     ----------
   Total from investment operations ................       0.88          0.94          (1.05)         (1.04)
                                                        -------       -------      ---------     ----------
 Less distributions from:
 Realized capital gains ............................      (0.42)        (0.42)         (0.01)         (0.01)
 Tax return of capital .............................         --            --          (0.34)         (0.34)
                                                        -------       -------      ---------     ----------
Net asset value, end of period .....................    $  3.89       $  4.07      $    3.43     $     3.55
                                                        =======       =======      =========     ==========
Total return .......................................      26.88%        27.70%+       (22.04)%       (21.31)%+
Ratios/Supplemental Data
 Net assets, end of period (in 000s) ...............    $114,552      $116,842     $  85,166     $   68,336
 Ratio of expenses to average net assets:
   Before fee waivers and expense reimbursements ...       2.75%         2.00%          2.74%          1.99%
   After fee waivers and expense reimbursements ....       2.75%         2.00%          2.74%          1.99%
 Ratio of net investment loss to average net assets:
   Before fee waivers and expense reimbursements ...      (1.21)%       (0.46)%        (1.74)%        (0.99)%
   After fee waivers and expense reimbursements ....      (1.21)%       (0.46)%        (1.74)%        (0.99)%
 Portfolio turnover rate ...........................     153.30%       153.30%        111.73%        111.73%

------------------
 * Kelmoore Strategy Class C and Class A commenced operations on May 3, 1999 and October 25, 1999, respectively.
(1) Annualized.
(2) Not Annualized.
 # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
 +  Total return calculation does not reflect sales load.


                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS - (CONTINUED)                               AUGUST 31, 2004


                                                                           Kelmoore Strategy(R) Fund
                                                        ------------------------------------------------------------------
                                                                 Year Ended                        Year Ended
                                                              February 28, 2002                 February 28, 2001
                                                        -------------------------------   -------------------------------
                                                           Class C          Class A          Class C          Class A
                                                        -------------   ---------------   -------------   ---------------
Net asset value, beginning of period ...............        $   6.33        $    6.41         $   8.80        $    8.84
                                                            --------        ---------         --------        ---------
 Income/(loss) from investment operations:
 Net investment loss ...............................           (0.08)           (0.04)           (0.07)           (0.01)
 Net realized and unrealized
  gain/(loss) on investments .......................           (0.88)           (0.89)           (0.99)           (1.01)
                                                            --------        ---------         --------        ---------
   Total from investment operations ................           (0.96)           (0.93)           (1.06)           (1.02)
                                                            --------        ---------         --------        ---------
 Less distributions from:
 Realized capital gains ............................           (0.04)           (0.04)           (1.41)           (1.41)
 Tax return of capital .............................           (0.50)           (0.50)              --               --
                                                            --------        ---------         --------        ---------
Net asset value, end of period .....................        $   4.83        $    4.94         $   6.33        $    6.41
                                                            ========        =========         ========        =========
Total return .......................................          (16.00)%         (15.31)%+        (14.61)%         (14.05)%+
Ratios/Supplemental Data
 Net assets, end of period (in 000s) ...............        $153,639        $ 110,452         $177,870        $  93,728
 Ratio of expenses to average net assets:
   Before fee waivers and expense reimbursements ...            2.51%            1.76%            2.41%            1.66%
   After fee waivers and expense reimbursements ....            2.51%            1.76%            2.41%            1.66%
 Ratio of net investment loss to average net assets:
   Before fee waivers and expense reimbursements ...           (1.40)%          (0.65)%          (0.89)%          (0.14)%
   After fee waivers and expense reimbursements ....           (1.40)%          (0.65)%          (0.89)%          (0.14)%
 Portfolio turnover rate ...........................          133.04%          133.04%          166.43%          166.43%

                                                            Kelmoore Strategy(R) Fund
                                                        --------------------------------
                                                                Period Ended
                                                              February 29, 2000
                                                        --------------------------------
                                                          Class C*         Class A*
                                                        -------------   ----------------
Net asset value, beginning of period ...............      $  10.00          $  9.43
                                                          ---------        ---------
 Income/(loss) from investment operations:
 Net investment loss ...............................         (0.05)#             --#
 Net realized and unrealized
  gain/(loss) on investments .......................          0.59             0.44
                                                          ---------        ---------
   Total from investment operations ................          0.54             0.44
                                                          ---------        ---------
 Less distributions from:
 Realized capital gains ............................         (1.74)           (1.03)
 Tax return of capital .............................            --               --
                                                          ---------        ---------
Net asset value, end of period .....................      $   8.80          $  8.84
                                                          =========        =========
Total return .......................................          5.54%(2)         4.55%(2),+
Ratios/Supplemental Data
 Net assets, end of period (in 000s) ...............      $116,051         $ 15,490
 Ratio of expenses to average net assets:
   Before fee waivers and expense reimbursements ...          3.20%(1)         2.45%(1)
   After fee waivers and expense reimbursements ....          3.00%(1)         2.25%(1)
 Ratio of net investment loss to average net assets:
   Before fee waivers and expense reimbursements ...         (1.82)%(1)       (1.07)%(1)
   After fee waivers and expense reimbursements ....         (1.62)%(1)       (0.87)%(1)
 Portfolio turnover rate ...........................        218.66%(2)       218.66%(2)

------------------
 * Kelmoore Strategy Class C and Class A commenced operations on May 3, 1999 and October 25, 1999, respectively.
(1) Annualized.
(2) Not Annualized.
 # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
 +  Total return calculation does not reflect sales load.


                       See Notes to Financial Statements.

     KELMOORE STRATEGIC TRUST
     FINANCIAL HIGHLIGHTS - (CONTINUED)
                                                                 AUGUST 31, 2004

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.


                                                           Kelmoore Strategy(R) Eagle Fund
                                                         -----------------------------------
                                                                  Six Months Ended
                                                                   August 31, 2004
                                                                     (Unaudited)
                                                         -----------------------------------
                                                             Class C           Class A
                                                         --------------- -------------------
Net asset value, beginning of period ...................   $   1.76           $    1.83
                                                           --------           ----------
 Income/(loss) from investment operations:
 Net investment loss ...................................      (0.01)              (0.01)
 Net realized and unrealized
  gain/(loss) on investments ...........................      (0.20)              (0.20)
                                                           ----------         -----------
   Total from investment operations ....................      (0.21)              (0.21)
                                                           ----------         -----------
 Less distributions from:
 Realized capital gains ................................      (0.22)              (0.22)
 Tax return of capital .................................         --                  --
                                                           ----------         -----------
Net asset value, end of period .........................   $   1.33           $    1.40
                                                           ==========         ===========
Total return ...........................................     (13.12)%(2)         (12.51)%(2),+
Ratios/Supplemental Data
 Net assets, end of period (in 000s) ...................   $ 80,201           $ 119,191
 Ratio of expenses to average net assets:
   Before fee waivers and expense reimbursements .......       2.67%(1)            1.97%(1)
   After fee waivers and expense reimbursements ........       2.67%(1)            1.97%(1)
 Ratio of net investment loss to average net assets:
   Before fee waivers and expense reimbursements .......      (2.19)%(1)          (1.43)%(1)
   After fee waivers and expense reimbursements ........      (2.19)%(1)          (1.43)%(1)
 Portfolio turnover rate ...............................      15.66%(2)           15.66%(2)


                                                                     Kelmoore Strategy(R) Eagle Fund
                                                         -------------------------------------------------------
                                                                Year Ended                  Year Ended
                                                             February 29, 2004           February 28, 2003
                                                         ------------------------- -----------------------------
                                                            Class C      Class A      Class C        Class A
                                                         ------------ ------------ ------------- ---------------
Net asset value, beginning of period ...................   $  1.52      $  1.55      $    2.43     $     2.47
                                                           -------      -------      ---------     ----------
 Income/(loss) from investment operations:
 Net investment loss ...................................     (0.03)       (0.02)         (0.05)         (0.03)
 Net realized and unrealized
  gain/(loss) on investments ...........................      0.59         0.62          (0.57)         (0.60)
                                                           -------      -------      ---------     ----------
   Total from investment operations ....................      0.56         0.60          (0.62)         (0.63)
                                                           -------      -------      ---------     ----------
 Less distributions from:
 Realized capital gains ................................     (0.32)       (0.32)         (0.01)         (0.01)
 Tax return of capital .................................        --           --          (0.28)         (0.28)
                                                           -------      -------      ---------     ----------
Net asset value, end of period .........................   $  1.76      $  1.83      $    1.52     $     1.55
                                                           =======      =======      =========     ==========
Total return ...........................................     40.39%       42.38%+       (26.12)%       (26.09)%+
Ratios/Supplemental Data
 Net assets, end of period (in 000s) ...................   $75,201      $91,612      $  28,414     $   24,235
 Ratio of expenses to average net assets:
   Before fee waivers and expense reimbursements .......      3.00%        2.25%          3.12%          2.37%
   After fee waivers and expense reimbursements ........      3.00%        2.25%          3.00%          2.25%
 Ratio of net investment loss to average net assets:
   Before fee waivers and expense reimbursements .......     (2.46)%      (1.71)%        (2.71)%        (1.96)%
   After fee waivers and expense reimbursements ........     (2.46)%      (1.71)%        (2.58)%        (1.83)%
 Portfolio turnover rate ...............................    152.84%      152.84%         87.97%         87.97%

------------------
 * Kelmoore Strategy Eagle Class C and Class A commenced operations on June 29, 2000.
(1) Annualized.
(2) Not Annualized.
 # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
 +  Total return calculation does not reflect sales load.


                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS - (CONTINUED)                               AUGUST 31, 2004


                                                                            Kelmoore Strategy(R) Eagle Fund
                                                           -----------------------------------------------------------------------
                                                                   Year Ended                          Period Ended
                                                                February 28, 2002                    February 28, 2001
                                                           -------------------------------   -------------------------------------
                                                              Class C          Class A           Class C*            Class A*
                                                           -------------   ---------------   ---------------   -------------------
Net asset value, beginning of period ...................      $   3.57        $    3.59           $ 10.00            $  10.00
                                                              --------        ---------           --------           --------
 Income/(loss) from investment operations:
 Net investment loss ...................................         (0.08)           (0.04)            (0.10)#             (0.07)#
 Net realized and unrealized
  gain/(loss) on investments ...........................         (0.56)           (0.58)            (4.62)              (4.63)
                                                              --------        ---------         ---------            --------
   Total from investment operations ....................         (0.64)           (0.62)            (4.72)              (4.70)
                                                              --------        ---------         ---------            --------
 Less distributions from:
 Realized capital gains ................................         (0.02)           (0.02)            (1.71)              (1.71)
 Tax return of capital .................................         (0.48)           (0.48)               --                  --
                                                              --------        ---------         ---------            --------
Net asset value, end of period .........................      $   2.43        $    2.47         $    3.57            $   3.59
                                                              ========        =========         =========            ========
Total return ...........................................        (19.25)%         (18.51)%+         (55.26)%(2)         (55.04)%(2),+
Ratios/Supplemental Data
 Net assets, end of period (in 000s) ...................      $ 20,475        $  22,965         $  14,884            $  8,411
 Ratio of expenses to average net assets:
   Before fee waivers and expense reimbursements .......          2.99%            2.24%             4.13%(1)            3.38%(1)
   After fee waivers and expense reimbursements ........          2.99%            2.24%             2.99%(1)            2.24%(1)
 Ratio of net investment loss to average net assets:
   Before fee waivers and expense reimbursements .......         (2.68)%          (1.93)%           (3.62)%(1)          (2.87)%(1)
   After fee waivers and expense reimbursements ........         (2.68)%          (1.93)%           (2.47)%(1)          (1.72)%(1)
 Portfolio turnover rate ...............................        119.01%          119.01%            83.44%(2)           83.44%(2)

------------------
 * Kelmoore Strategy Eagle Class C and Class A commenced operations on June 29, 2000.
(1) Annualized.
(2) Not Annualized.
 # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
 +  Total return calculation does not reflect sales load.


                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS - (CONTINUED)                               AUGUST 31, 2004

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.


                                                          Kelmoore Strategy Liberty(R) Fund
                                                          ---------------------------------
                                                                  Six Months Ended
                                                                   August 31, 2004
                                                                     (Unaudited)
                                                          ---------------------------------
                                                              Class C          Class A
                                                          -------------- ------------------
Net asset value, beginning of period ....................   $    6.03         $   6.18
                                                            ---------         ---------
 Income/(loss) from investment operations:
 Net investment loss ....................................       (0.04)           (0.02)
 Net realized and unrealized
  gain/(loss) on investments ............................       (0.12)           (0.12)
                                                            ---------         ----------
   Total from investment operations .....................       (0.16)           (0.14)
                                                            ---------         ----------
 Less distributions from:
 Realized capital gains .................................       (0.34)           (0.34)
 Tax return of capital ..................................          --               --
                                                            ---------         ----------
Net asset value, end of period ..........................   $    5.53         $   5.70
                                                            =========         ==========
Total return ............................................       (2.64)%(2)       (2.25)%(2),+
Ratios/Supplemental Data ................................
 Net assets, end of period (in 000s) ....................   $  26,933         $ 35,776
 Ratio of expenses to average net assets: ...............
   Before fee waivers and expense reimbursements ........        3.00%(1)         2.25%(1)
   After fee waivers and expense reimbursements .........        3.00%(1)         2.25%(1)
 Ratio of net investment loss to average net assets: ....
   Before fee waivers and expense reimbursements ........       (1.43)%(1)       (0.68)%(1)
   After fee waivers and expense reimbursements .........       (1.43)%(1)       (0.68)%(1)
   Portfolio turnover rate ..............................       40.35%(2)        40.35%(2)



                                                                     Kelmoore Strategy Liberty(R) Fund
                                                          -------------------------------------------------------
                                                                 Year Ended                  Year Ended
                                                              February 29, 2004           February 28, 2003
                                                          ------------------------- -----------------------------
                                                             Class C      Class A      Class C        Class A
                                                          ------------ ------------ ------------- ---------------
Net asset value, beginning of period ....................   $  5.31       $  5.39      $  7.50        $  7.56
                                                            -------       -------      -------        -------
 Income/(loss) from investment operations:
 Net investment loss ....................................     (0.07)        (0.03)       (0.11)         (0.06)
 Net realized and unrealized
  gain/(loss) on investments ............................      1.32          1.35        (1.52)         (1.55)
                                                            -------       -------      -------        -------
   Total from investment operations .....................      1.25          1.32        (1.63)         (1.61)
                                                            -------       -------      -------        -------
 Less distributions from:
 Realized capital gains .................................     (0.53)        (0.53)       (0.39)         (0.39)
 Tax return of capital ..................................        --            --        (0.17)         (0.17)
                                                            -------       -------      -------        -------
Net asset value, end of period ..........................   $  6.03       $  6.18      $  5.31        $  5.39
                                                            =======       =======      =======        =======
Total return ............................................     24.21%        25.19%+     (22.11)%       (21.65)%+
Ratios/Supplemental Data ................................
 Net assets, end of period (in 000s) ....................   $21,832       $29,477      $11,509        $12,546
 Ratio of expenses to average net assets: ...............
   Before fee waivers and expense reimbursements ........      3.11%         2.36%        3.30%          2.55%
   After fee waivers and expense reimbursements .........      3.00%         2.25%        3.00%          2.25%
 Ratio of net investment loss to average net assets: ....
   Before fee waivers and expense reimbursements ........     (1.67)%       (0.92)%      (2.13)%        (1.38)%
   After fee waivers and expense reimbursements .........     (1.56)%       (0.81)%      (1.83)%        (1.08)%
   Portfolio turnover rate ..............................    193.32%       193.32%      111.37%        111.37%

------------------
 * Kelmoore Strategy Liberty Class C and Class A commenced operations on December 26, 2000.
(1) Annualized.
(2) Not Annualized.
 # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
 +  Total return calculation does not reflect sales load.


                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS - (CONTINUED)                               AUGUST 31, 2004


                                                                           Kelmoore Strategy(R) Liberty Fund
                                                             ---------------------------------------------------------------------
                                                                     Year Ended                         Period Ended
                                                                  February 28, 2002                   February 28, 2001
                                                             -----------------------------   -------------------------------------
                                                               Class C         Class A          Class C*            Class A*
                                                             ------------   --------------   ---------------   -------------------
Net asset value, beginning of period ....................       $  8.93        $   8.94          $ 10.00            $  10.00
                                                                -------        --------          -------            --------
 Income/(loss) from investment operations:
 Net investment loss ....................................         (0.10)          (0.05)           (0.02)#             (0.01)#
 Net realized and unrealized
  gain/(loss) on investments ............................         (0.31)          (0.31)           (1.00)              (1.00)
                                                                -------        --------          --------           --------
   Total from investment operations .....................         (0.41)          (0.36)           (1.02)              (1.01)
                                                                -------        --------          --------           --------
 Less distributions from:
 Realized capital gains .................................         (1.02)          (1.02)           (0.05)              (0.05)
 Tax return of capital ..................................            --              --               --                  --
                                                                -------        --------          --------           --------
Net asset value, end of period ..........................       $  7.50        $   7.56          $  8.93            $   8.94
                                                                =======        ========          ========           ========
Total return ............................................         (5.00)%         (4.39)%+        (10.21)%(2)         (10.11)%(2),+
Ratios/Supplemental Data ................................
 Net assets, end of period (in 000s) ....................       $14,753        $ 12,039          $ 2,072            $    736
 Ratio of expenses to average net assets: ...............
   Before fee waivers and expense reimbursements ........          4.53%           3.78%           19.58%(1)           18.83%(1)
   After fee waivers and expense reimbursements .........          3.00%           2.25%            3.00%(1)            2.25%(1)
 Ratio of net investment loss to average net assets: ....
   Before fee waivers and expense reimbursements ........         (3.57)%         (2.82)%         (17.88)%(1)         (17.13)%(1)
   After fee waivers and expense reimbursements .........         (2.04)%         (1.29)%          (1.30)%(1)          (0.55)%(1)
   Portfolio turnover rate ..............................        131.62%         131.62%           50.94%(2)           50.94%(2)

------------------
 * Kelmoore Strategy Liberty Class C and Class A commenced operations on December 26, 2000.
(1) Annualized.
(2) Not Annualized.
 # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
 +  Total return calculation does not reflect sales load.


                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS                                    AUGUST 31, 2004

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

Kelmoore Strategic Trust (the "Trust"), an open-end management investment company, was organized as a Delaware statutory trust on November 30, 1998. The Trust operates as a series company and, at August 31, 2004, consisted of three non-diversified investment portfolios (each a "Fund" and collectively the "Funds"), Kelmoore Strategy(R) Fund ("Strategy"), Kelmoore Strategy(R) Eagle Fund ("Eagle") and Kelmoore Strategy(R) Liberty Fund ("Liberty"). Each Fund's primary goal is to maximize realized gains from writing covered options on common stocks. The Strategy Fund's main strategy is to purchase the common stocks of a limited number of large-cap companies with market capitalization in excess of $10 billion with strong financial fundamentals and to continually sell or "write" related covered call options against substantially all the shares of stock it owns. The Eagle Fund's main strategy is to purchase the common stocks of a limited number of mid-and large-cap companies with market capitalization in excess of $1 billion with strong financial fundamentals and to continually sell or "write" related covered call options against substantially all the shares of stock it owns. The Liberty Fund's main strategy is to purchase the common stocks of a limited number of large-cap companies with market capitalization in excess of $10 billion with strong financial fundamentals and to continually sell or "write" related covered call options against substantially all the shares of stock it owns. As a secondary strategy, the Funds may "write" secured put options either to earn additional option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value. The Funds also seek to protect or "hedge" the portfolios against a decline in the value of the stocks the Funds own by acquiring put options. The Funds' authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. The Funds offer two classes of shares (Class A and Class C). The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. SECURITY VALUATION. The Funds' securities are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the Advisor pursuant to procedures approved by the Board of Trustees. Equity securities traded on any U.S. or foreign exchange are valued at the last sale price on the exchange or system on which they are principally traded on the valuation date. Securities for which the primary market is the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued at the NASDAQ Official Closing Price. If there is no sale on the valuation date, securities traded principally on a U.S. exchange are valued at the mean between the closing bid and asked prices or on a foreign exchange at the most recent closing price. Equity securities which are traded in the over-the-counter market only, but which are not included in the NASDAQ are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service if such prices are believed to accurately represent market value. Debt securities and money market instruments with a remaining maturity of less than sixty days will be valued at amortized cost.

B. OPTION VALUATION. Exchange traded options are valued at the last sale price on the exchange where the options are principally traded or, if no sale occurs, at the mean between the last bid and asked price.

When a Fund writes an option, there is no taxable event. An amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund will realize a gain (or a loss in the case of a closing purchase transaction where the cost exceeds the original premium

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                      AUGUST 31, 2004


received) and the liability related to the option will be extinguished. Any such gain or loss is a short-term capital gain or loss for federal income tax purposes, except that any loss realized when the Fund closes certain covered call options whose underlying security is trading above the exercise price of the option will be long-term capital loss if the hypothetical sale of the underlying security on the date of such transaction would have given rise to a long-term capital gain. If a call option which the Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written on an equity security is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or other highly liquid securities into a segregated account equal to the put option's exercise value (number of shares times strike price).

The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security increases and the option is exercised, although any potential loss would be reduced by the amount of option premium received.

The risk in writing a put option is that the Fund may be called on to pay the exercise price of the option for a security that has decreased (potentially to zero) in market price, although any potential loss would be reduced by the amount of option premium received.

Generally, option transactions also involve risks concerning the liquidity of the options market. An illiquid market for an option may limit the Fund's ability to write options or enter closing transactions. As the options written by the Fund are traded on a national exchange, counterparty and credit risk are limited to the failure of the exchange on which the options are traded.

C. INVESTMENT INCOME AND SECURITIES TRANSACTIONS. Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

D. DISTRIBUTIONS TO SHAREHOLDERS. The Funds will distribute substantially all of their net investment income and short-term capital gains monthly and long-term capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

E. FEDERAL INCOME TAXES. The Funds' policy is to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income and capital gains to shareholders. The Funds do not expect to be subject to income tax, therefore, no federal income tax provisions will be required.

F. CASH AND CASH EQUIVALENTS. Uninvested cash is swept daily into an interest bearing account at PFPC Trust Company. The interest is paid to the Funds on a monthly basis.

G. USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                      AUGUST 31, 2004


assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

H. ALLOCATION OF EXPENSES. Expenses that are specific to a Fund or share class are charged directly to that Fund or share class. Distribution expenses are solely borne by and charged to the respective class of shares. Expenses that are common to all Funds generally are allocated among the funds in proportion to their average daily net assets.

I. NET ASSET VALUE. The net asset value per share of each class is calculated daily by allocating investment income, realized and unrealized gains and losses and expenses (other than class specific expenses) to each class of shares based upon the value of shares outstanding attributed to each class at the beginning of each day.

Note 2 -- Purchases and Sales of Securities

Purchases and sales of securities, other than short-term investments, during the six months ended August 31, 2004 were as follows:

                                               Purchases         Sales
                                             --------------  -------------
Strategy Fund ...............................  $122,890,554    $97,829,322
Eagle Fund ..................................   116,416,875     27,014,948
Liberty Fund ................................    48,795,952     21,036,050

Transactions in option contracts written for the six months ended August 31, 2004 were as follows:

                                                Strategy Fund                    Eagle Fund
                                       ------------------------------- -------------------------------
                                          Contracts        Premium        Contracts        Premium
                                       --------------- --------------- --------------- ---------------
Outstanding at February 29, 2004 .....     3,325,000    $   4,260,645      3,312,300    $   4,562,357
Options written during period ........    18,887,500       22,735,828     21,619,000       25,042,324
Options exercised during period ......    (3,136,500)      (5,385,034)    (3,313,300)      (5,183,668)
Options expired during period ........    (1,016,000)        (816,694)    (2,171,700)      (2,130,117)
Options closed during period .........   (13,522,500)     (16,869,949)   (15,371,400)     (19,299,674)
                                         -----------    -------------    -----------    -------------
Outstanding at August 31, 2004 .......     4,537,500    $   3,924,796      4,074,900    $   2,991,222
                                         ===========    =============    ===========    =============


                                                      Liberty Fund
                                             -------------------------------
                                               Contracts         Premium
                                             -------------   ---------------
Outstanding at February 29, 2004 .........       946,900      $  1,244,963
Options written during period ............     1,360,000         2,176,664
Options exercised during period ..........      (670,900)       (1,421,546)
Options expired during period ............      (274,700)         (333,867)
Options closed during period .............      (806,300)       (1,105,088)
                                               ---------      ------------
Outstanding at August 31, 2004 ...........       550,000      $    561,126
                                               =========      ============

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                      AUGUST 31, 2004


NOTE 3 -- INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Kelmoore Investment Company, Inc. (the "Advisor"), a registered investment advisor, provides the Funds with investment management services. The Advisor receives a fee, computed daily and paid monthly, based on an annual rate of 1.00% of the average daily net assets of each Fund. The Advisor has contractually agreed to waive all or a portion of its fees and to reimburse certain expenses of the Funds as stated below.

The total operating expenses for the period on the Strategy Fund will not exceed 2.00% for Class A and 2.75% for Class C, and for the Eagle and Liberty Funds will not exceed 2.25% for Class A and 3.00% for Class C. The fee waiver and reimbursement arrangement will continue at least through June 28, 2005. Any waiver or reimbursement by the Advisor is subject to recoupment from the Funds within the following three years, to the extent such recoupment would not cause total expenses to exceed any current expense limitation.

During the six months ended August 31, 2004, the Advisor recouped waived or reimbursed expenses of $30,813 related to the Eagle Fund and $53,947 related to the Liberty Fund. The Advisor has deemed unrecoverable $68,994 of waived or reimbursed expenses for the Liberty Fund.

At August 31, 2004, the balance of recoupable expenses for the Liberty Fund was as follows:

                             2005         2006         2007         Total
                          ----------   ----------   ----------   -----------
Liberty Fund ..........     $77,263      $76,822      $36,538      $190,623

The Funds have, on behalf of the Class A and Class C shares, adopted plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, (each a "Plan") that allow the Funds to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. The Plan for Class A shares permits the Funds to reimburse the Advisor, as the Funds' distributor (the "Distributor"), an annual fee not to exceed 0.25% of the average daily net assets of the Class A shares. The Plan for Class C shares permits the Funds to reimburse the Distributor an annual fee not to exceed 0.75% of the average daily net assets of the Class C shares. In addition, the Plan for Class C shares permits the Funds to reimburse the Distributor for payments to dealers or others, an annual service fee not to exceed 0.25% of the average daily net assets of the Class C shares. For the six months ended August 31, 2004, the Strategy Fund reimbursed the Distributor $717,707 ($149,159 for Class A and $568,548 for Class C), the Eagle Fund reimbursed the Distributor $532,078 ($130,781 for Class A and $401,297 for Class
C) and the Liberty Fund reimbursed the Distributor $164,375 ($40,227 for Class A and $124,148 for Class C) for distribution and servicing expenses incurred.

The Strategy, Eagle and Liberty Funds' Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with each Fund's current prospectus. For the six months ended August 31, 2004, sales charges received by Kelmoore Investment Company Inc., as the Funds' distributor, were as follows:

Strategy Fund .............................................  $1,139,897
Eagle Fund ................................................   1,718,120
Liberty Fund ..............................................     545,254

A. SERVICES AGREEMENT. The Funds have entered into a Services Agreement with PFPC Inc. Under the Services Agreement, PFPC Inc. provides certain transfer agency, administrative and accounting services. The Funds have entered into a Custodian Services Agreement with PFPC Trust Company.

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                      AUGUST 31, 2004


B. BROKERAGE COMMISSIONS. The Funds place substantially all their securities transactions, including transactions involving options, through the Advisor in its capacity as a registered broker-dealer, in accordance with procedures adopted by the Board of Trustees. The Funds will not deal with the Advisor (or any affiliate) in any transaction in which the Advisor (or any affiliate) acts as principal, except in accordance with rules promulgated by the Securities and Exchange Commission. For the six months ended August 31, 2004, the Funds have paid $2,191,238, $2,398,404 and $252,427 for the Strategy, Eagle and Liberty Funds, respectively, in brokerage commissions to the Advisor. Pershing acts as the clearing broker for the Funds' transactions and is compensated by the Advisor for these services. Pershing is not affiliated with the Advisor.

C. OFFICER AND TRUSTEE COMPENSATION. Certain officers and Trustees of the Funds are affiliated persons of the Advisor and the Distributor. No officer, Trustee or employee of the Advisor, PFPC Inc., or any affiliate thereof, receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not an affiliated person of the Advisor, PFPC Inc., or any affiliate thereof, an annual retainer of $8,000, payable in quarterly installments. In addition, the Trust reimburses expenses incurred by the Trustees in attending Trustee meetings.

NOTE 4 -- TAX DISCLOSURE

No provision for federal income taxes is required since the Funds intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character to tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of August 31, 2004.

Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ending February 29, 2004, the following Funds elected to defer capital losses occurring between November 1, 2003 and February 29, 2004 as follows:

Fund                                                            Capital Losses
----                                                            --------------
Strategy ..................................................        $880,495
Eagle .....................................................         557,850
Liberty ...................................................         718,775

At February 29, 2004, the following Funds had available for federal tax purposes unused capital losses as follows:

                                                     Year of Expiration
                                             -------------------------------
Fund                                               2010             2011
------------------                           --------------   --------------
Strategy ..................................    $87,804,076      $62,519,008
Eagle .....................................             --        4,939,505
Liberty ...................................             --        1,124,014

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                      AUGUST 31, 2004


NOTE 5 -- INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

INFORMATION ON PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, along with the Funds' proxy voting record relating to portfolio securities held during the most recent 12 month period ended August 31, 2004, is available at no charge, upon request by calling 1-877-328-9456, by going to our website at www.kelmoore.com, or on the SEC's website at http://www.sec.gov.

INFORMATION ON FORM N-Q

Beginning on fiscal quarter ended November 30, 2004, the Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q will be available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (202) 942-8090.

                       This page left intentionally blank

       For More Information


       Administrator, Transfer Agent and   Counsel
       Fund Accounting Agent               Dechert LLP
       PFPC Inc.                           One Market
       760 Moore Road                      Spear Tower, Suite 1600
       King of Prussia, PA 19406           San Francisco, CA 94105
       (877) KELMOORE (535-6667)
                                           Independent Accountants
       Custodian                           PricewaterhouseCoopers LLP
       PFPC Trust Company                  333 Market Street
       The Eastwick Center                 San Francisco, CA 94105
       8800 Tinicum Boulevard
       Philadelphia, PA 19153


       ------------------------------------------------------------------------
       Kelmoore Strategic Trust
       2471 E. Bayshore Road, Suite 501
       Palo Alto, CA 94303
       (877) KELMOORE












                        For Additional Information about
                         The Kelmoore Strategy(R) Funds
                                Call 877-328-9456

This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Not yet applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) No changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a)(1)   Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)   Not applicable.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                 Kelmoore Strategic Trust
            --------------------------------------------------------------------

By (Signature and Title)*    /s/ Matthew Kelmon
                         -------------------------------------------------------
                             Matthew Kelmon, President & Chief Executive Officer
                             (principal executive officer)

Date                         October 26, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ Matthew Kelmon
                         -------------------------------------------------------
                             Matthew Kelmon, President & Chief Executive Officer
                             (principal executive officer)

Date                         October 26, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*    /s/ Tamara Beth Wendoll
                         -------------------------------------------------------
                             Tamara Beth Wendoll, Secretary & Treasurer
                             (principal financial officer)

Date                         October 26, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.